FORM N-Q

INVESTMENT COMPANY ACT FILE NUMBER(S):                 811-08492

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:      PRINCIPLED EQUITY
                                                       MARKET FUND

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:                20 WILLIAM STREET
                                                       WELLESLEY, MA 02481


NAME AND ADDRESS OF AGENT FOR SERVICE:                 CHRISTOPHER Y. WILLIAMS
                                                       5072 ANNUNCIATION CIRCLE
                                                       SUITE 317
                                                       AVE MARIA, FL 34142

REGISTRANT'S TELEPHONE NUMBER:                         (239) 304-1679


DATE OF REPORTING PERIOD:                              SEPTEMBER 30, 2012

                             Schedule of Investments
                               September 30, 2012
                                   (Unaudited)


    Quantity           Security                                    Market Value
                       COMMON STOCK -- 99.89%
                       CONSUMER DISCRETIONARY -- 11.86%
                       Auto Components Industry --0.22%
            2,200      Johnson Controls Incorporated.............  $     60,280
              600      Superior Industries International.........        10,254
                                                                   ------------
                                                                         70,534
                                                                   ------------

                       Automobiles Industry -- 0.62%
           10,100      Ford Motor Company........................        99,586
            2,400      Harley-Davidson Incorporated..............       101,688
                                                                   ------------
                                                                        201,274
                                                                   ------------

                       Distributors Industry -- 0.65%
            3,423      Genuine Parts Company......................      208,906
                                                                   ------------


                       Hotels Restaurants & Leisure Industry -- 1.76%
              700      Darden Restaurants Incorporated.............      39,025
            4,200      McDonalds Corporation.......................     385,350
            2,800      Starbucks Corporation.......................     141,988
                                                                   ------------
                                                                        566,363
                                                                   ------------

                       Household Durables Industry -- 0.61%
            1,200      D.R. Horton Incorporated....................      24,756
            1,400      Leggett & Platt.............................      35,070
            1,982      Newell Rubbermaid Incorporated..............      37,836
            1,300      Stanley Black Decker Incorporated ..........      99,125
                                                                   ------------
                                                                        196,787
                                                                   ------------

                       Internet & Catalog Retail Industry -- 0.79%
            1,000      Amazon Incorporated.........................     254,320
                                                                   ------------


                       Media Industry -- 2.91%
            9,050      Comcast Corporation Class A.................     323,538
            2,800      DirecTV Group Incorporated..................     146,832
            2,500      Gannett Incorporated........................      44,375
            2,000      Mcgraw Hill Company Incorporated............     109,180
            2,400      Omnicom Group...............................     123,744
            2,000      Time Warner Cable Class A...................     190,120
                                                                    -----------
                                                                        937,789
                                                                    -----------

                       Multiline Retail Industry -- 0.58%
            1,100      Kohls Corporation...........................      56,342
            3,500      Macy's Group Incorporated ..................     131,670
                                                                    -----------
                                                                        188,012
                                                                    -----------

                             Schedule of Investments
                               September 30, 2012
                                   (Unaudited)


    Quantity           Security                                    Market Value
                       Specialty Retail Industry -- 3.37%
            2,100      American Eagle Outfitters Incorporated......      44,268
            3,100      AutoNation Incorporated.....................     135,377
            1,575      Best Buy....................................      27,090
              100      Foot Locker Incorporated....................       3,550
            6,182      Home Depot Incorporated.....................     373,207
            1,300      Limited Brands..............................      64,038
            7,002      Lowe's Companies Incorporated...............     211,741
            1,000      Office Depot Incorporated...................       2,560
            1,950      Staples Incorporated........................      22,464
            3,000      TJX Companies Incorporated..................     134,370
            1,100      Tiffany & Company ..........................      68,068
                                                                   ------------
                                                                      1,086,733
                                                                   ------------

                       Textiles Apparel & Luxury Goods Industry -- 0.35%
            1,200      Nike Incorporated...........................     113,892
                                                                   ------------


                       CONSUMER DISCRETIONARY TOTAL................   3,824,610
                                                                   ------------


                       CONSUMER STAPLES -- 11.80%
                       Beverages Industry -- 3.31%
           14,000      Coca Cola Company...........................     531,020
            2,000      Coca Cola Enterprises.......................      62,540
            6,700      Pepsico Incorporated........................     474,159
                                                                   ------------
                                                                      1,067,719
                                                                   ------------

                       Food Products Industry -- 2.92%
            1,100      Campbell Soup Company.......................      38,302
            7,400      General Mills Incorporated..................     294,890
              400      Green Mountain Coffee Roaster...............       9,496
            1,400      HJ Heinz Company............................      78,330
            3,100      Kellogg Company.............................     160,146
            5,100      The Hershey Company.........................     361,539
                                                                   ------------
                                                                        942,703
                                                                   ------------

                       Food & Staples Retailing Industry -- 2.87%
            5,000      CVS/Caremark Corporation....................     242,100
            1,700      Costco Wholesale Corporation................     170,272
            1,800      Safeway Incorporated........................      28,962
              300      Supervalu Incorporated......................         723
            6,800      Sysco Corporation...........................     212,636
            5,800      Walgreen Company............................     211,352
              600      Whole Foods Market Incorporated.............      58,440
                                                                   ------------
                                                                        924,485
                                                                   ------------

                             Schedule of Investments
                               September 30, 2012
                                   (Unaudited)


    Quantity           Security                                    Market Value
                       Household Products Industry -- 2.54%
           11,800      Procter & Gamble Company....................     818,448
                                                                   ------------

                       Personal Products Industry -- 0.16%
            3,300      Avon Products Incorporated..................      52,635
                                                                   ------------


                       CONSUMER STAPLES TOTAL......................   3,805,990
                                                                   ------------


                       ENERGY -- 10.61%
                  Energy Equipment & Services Industry -- 2.71%
            1,900      Cameron International Corporation...........     106,533
            1,500      Ensco PLC Class A...........................      81,840
            5,666      Halliburton Company.........................     190,887
            2,800      Nabors Industries Limited...................      39,284
            2,390      National Oilwell Varco Incorporated.........     191,463
              900      Noble Corporation Baar......................      32,202
            2,400      Rowan Companies Incorporated................      81,048
            1,800      Seacor Holdings Incorporated................     150,048
                                                                   ------------
                                                                        873,305
                                                                   ------------

                       Oil Gas & Consumable Fuels Industry -- 7.90%
            3,100      Anadarko Petroleum Corporation..............     216,752
            2,144      Apache Corporation..........................     185,392
              400      Cabot Oil & Gas Corporation.................      17,960
            3,400      Chesapeake Energy...........................      64,158
              612      Cimarex Energy Company......................      35,833
            2,201      Devon Energy Corporation....................     133,160
            1,396      EOG Resources...............................     156,422
              600      EQT Corporation.............................      35,400
            2,100      Hess Corporation............................     112,812
              700      Hollyfrontier Corporation...................      28,889
            2,107      Kinder Morgan...............................      74,841
            6,000      Marathon Oil Company........................     177,420
            3,000      Marathon Petroleum Corporation..............     163,770
            2,400      Murphy Oil Corporation......................     128,856
              900      Newfield Exploration Company................      28,188
            1,300      Noble Energy Incorporated...................     120,523
            2,000      Peabody Energy Corporation..................      44,580
            1,100      Pioneer Natural.............................     114,840
              686      Plains Exploration & Production Company.....      25,704
            1,700      Range Resources Corporation.................     118,779
            3,100      Southwestern Energy Company.................     107,818
            6,300      Spectra Energy..............................     184,968
            2,900      Sunoco Incorporated.........................     135,807
            3,900      Williams Companies Incorporated.............     136,383
                                                                   ------------
                                                                      2,549,255
                                                                   ------------

                       ENERGY TOTAL................................   3,422,560
                                                                   ------------

                             Schedule of Investments
                               September 30, 2012
                                   (Unaudited)


    Quantity           Security                                    Market Value
                       FINANCIALS -- 14.56%
                       Capital Markets Industry -- 2.61%
            1,560      Ameriprise Financial Incorporated...........      88,436
            6,430      Bank of New York Mellon Corporation.........     145,447
              600      Franklin Resources Incorporated.............      75,042
            1,700      Goldman Sachs Group.........................     193,256
              900      Janus Capital Group Incorporated............       8,496
            5,540      Morgan Stanley..............................      92,740
            1,100      Northern Trust..............................      51,062
               87      Piper Jaffray Companies.....................       2,214
              800      Price T Rowe Group Incorporated.............      50,640
            5,650      Schwab (Charles) Corporation................      72,263
            1,500      State Street Corporation....................      62,940
                                                                   ------------
                                                                        842,536
                                                                   ------------

                       Commercial Banks Industry -- 3.66%
            3,900      BB&T Corporation............................     129,324
            1,100      Comerica Incorporated.......................      34,155
            6,100      Fifth Third Bankcorp........................      94,611
              600      Keycorp.....................................       5,244
            1,100      M & T Bank Corporation......................     104,676
            4,742      PNC Financial Services Group................     299,220
            2,200      Suntrust Banks..............................      62,194
            1,300      Synovus Financial Corporation...............       3,081
           13,051      US Bankcorp.................................     447,649
                                                                   ------------
                                                                      1,180,154
                                                                   ------------

                       Consumer Finance Industry -- 2.30%
            7,600      American Express Company....................     432,136
            2,400      Capital One Financial.......................     136,824
            4,320      Discover Financial Services.................     171,634
                                                                   ------------
                                                                        740,594
                                                                   ------------

                       Diversified Financial Services Industry -- 1.10%
            1,000      CME Group Incorporated......................      57,290
            9,000      Citigroup Incorporated......................     294,480
            2,900      Federal Home Loan Mortgage Association......         748
            5,500      Federal National Mortgage Association.......       1,529
                                                                   ------------
                                                                        354,047
                                                                   ------------

                             Schedule of Investments
                               September 30, 2012
                                   (Unaudited)


    Quantity           Security                                    Market Value
                       Insurance Industry -- 3.75%
            2,000      AFLAC Incorporated..........................      95,760
            2,900      Allstate Corporation........................     114,869
            1,800      Chubb Corporation...........................     137,304
              661      Cincinnati Financial........................      25,032
            1,000      Erie Indemnity Company Class A..............      64,270
            1,400      Hartford Financial Services Group...........      27,216
            2,008      Lincoln National Corporation................      48,574
              600      MBIA Incorporated...........................       6,078
            1,500      MGIC Investment Corporation.................       2,295
            2,400      Marsh and Mclennan Companies................      81,432
            2,500      MetLife Incorporated........................      86,150
            5,400      Progressive Corporation.....................     111,996
            1,900      Prudential Financial........................     103,569
              800      Renaissancere Holdings Limited..............      61,632
            3,213      The Travelers Companies Incorporated........     219,319
            1,300      Unum Group..................................      24,986
                                                                   ------------
                                                                      1,210,482
                                                                   ------------

                       Real Estate Investment Trusts (REITs) Industry --
                       1.14%
            1,700      Plum Creek Timber Company...................      74,528
            2,100      ProLogis Incorporated REIT..................      73,563
            1,435      Simon Property Group Incorporated...........     217,847
                                                                   ------------
                                                                        365,938
                                                                   ------------

                       FINANCIALS TOTAL............................   4,693,751
                                                                   ------------


                       HEALTH CARE -- 11.64%
                       Biotechnology Industry -- 3.49%
            5,872      Amgen Incorporated..........................     494,951
            1,474      Biogen Idec Incorporated....................     219,935
            5,551      Gilead Sciences Incorporated................     368,198
              277      Regeneron Pharmaceuticals...................      42,287
                                                                   ------------
                                                                      1,125,371
                                                                   ------------

                       Health Care Equipment & Supplies Industry -- 1.37%
            1,400      Carefusion Corporation......................      39,746
            2,100      Hill Rom Holdings Incorporated..............      61,026
            7,905      Medtronic Incorporated......................     340,864
                                                                   ------------
                                                                        441,636
                                                                   ------------

                       Health Care Providers & Services Industry -- 3.53%
            4,200      Amerisourcebergen Corporation...............     162,582
            2,800      Cardinal Health Incorporated................     109,116
            5,945      Express Scripts Holdings Company............     372,335
            2,500      McKesson Corporation........................     215,075
            4,400      Quest Diagnostics Incorporated..............     279,092
                                                                   ------------
                                                                      1,138,200
                                                                   ------------

                             Schedule of Investments
                               September 30, 2012
                                   (Unaudited)


    Quantity           Security                                    Market Value
                       Pharmaceuticals Industry -- 3.25%
           12,200      Abbott Laboratories.........................     836,432
            2,300      Allergan Incorporated.......................     210,634
                                                                   ------------
                                                                      1,047,066
                                                                   ------------

                       HEALTH CARE TOTAL...........................   3,752,273
                                                                   ------------


                       INDUSTRIAL -- 9.08%
                       Air Freight & Logistics Industry -- 1.77%
            1,600      Fedex Corporation...........................     135,392
            6,100      United Parcel Service.......................     436,577
                                                                   ------------
                                                                        571,969
                                                                   ------------

                       Airlines Industry -- 0.11%
            4,050      Southwest Airlines Company..................      35,519
                                                                   ------------


                       Commercial Services & Supplies Industry -- 0.66%
            1,700      Deluxe Corporation..........................      51,952
            5,000      Pitney Bowes Incorporated...................      69,100
            3,300      Republic Services Group.....................      90,783
                                                                   ------------
                                                                        211,835
                                                                   ------------

                       Electrical Equipment Industry -- 0.87%
            4,200      Emerson Electric Company....................     202,734
            1,100      Rockwell Automation Incorporated............      76,505
                                                                   ------------
                                                                        279,239
                                                                   ------------

                       Industrial Conglomerates Industry -- 1.06%
            3,700      3M Company..................................     341,954
                                                                   ------------


                       Machinery Industry -- 2.10%
            1,100      Cummins Incorporated........................     101,431
            2,500      Deere and Company...........................     206,175
              529      Flowserve Corporation.......................      67,574
            3,600      Illinois Tool Works Incorporated............     214,092
               48      Kadant Incorporated.........................       1,113
            1,800      Paccar Incorporated.........................      72,036
              200      Snap On Incorporated........................      14,374
                                                                   ------------
                                                                        676,795
                                                                   ------------

                       Road & Rail Industry -- 2.07%
            7,200      CSX Corporation.............................     149,400
            2,900      Norfolk Southern Corporation................     184,527
            2,800      Union Pacific Corporation...................     332,360
                                                                   ------------
                                                                        666,287
                                                                   ------------

                             Schedule of Investments
                               September 30, 2012
                                   (Unaudited)


    Quantity           Security                                    Market Value
                       Trading Companies & Distributors Industry -- 0.44%
              472      United Rentals..............................      15,439
              617      W.W. Grainger Incorporated..................     128,564
                                                                   ------------
                                                                        144,003
                                                                   ------------

                       INDUSTRIAL TOTAL............................   2,927,601
                                                                   ------------


                       INFORMATION TECHNOLOGY -- 19.58%
                       Communications Equipment Industry -- 2.66%
           18,300      Cisco Systems Incorporated..................     349,530
              587      JDS Uniphase................................       7,267
            2,200      Juniper Networks............................      37,642
            1,185      Motorola Solutions Incorporated.............      59,902
            6,400      Qualcomm Incorporated.......................     399,808
            1,400      Tellabs Incorporated........................       4,942
                                                                   ------------
                                                                        859,091
                                                                   ------------

                       Computers & Peripherals Industry -- 6.58%
            2,496      Apple Incorporated..........................   1,665,107
            6,900      Dell Incorporated...........................      68,034
            7,400      EMC Corporation.............................     201,798
            4,300      Hewlett Packard Company.....................      73,358
              900      Lexmark International.......................      20,025
            1,500      Netapp Incorporated.........................      49,320
              600      Qlogic Corporation..........................       6,852
            1,000      Western Digital..............................     38,730
                                                                    -----------
                                                                      2,123,224
                                                                    -----------

                  Electronic Equipment Instruments & Components
                       Industry -- 0.22%
            1,800      Ingram Micro Incorporated...................      27,414
            1,625      Molex Incorporated..........................      42,705
                                                                   ------------
                                                                         70,119
                                                                   ------------

                 Internet Software & Services Industry -- 2.38%
            3,400      EBay Incorporated...........................     164,458
              800      Google Incorporated Class A.................     603,600
                                                                   ------------
                                                                        768,058
                                                                   ------------

                       IT Services Industry -- 2.72%
            3,600      Automatic Data Processing Incorporated......     211,176
            1,200      Cognizant Tech Solutions Class A............      83,868
            2,600      Fidelity National Information Services......      81,172
              600      Fiserv Incorporated.........................      44,418
              300      MasterCard Corporation......................     135,444
            1,500      Paychex Incorporated........................      49,935

                             Schedule of Investments
                               September 30, 2012
                                   (Unaudited)


    Quantity           Security                                    Market Value
                       IT Services Industry (Continued)
              629      Total System Services Incorporated..........      14,907
            1,400      Visa Incorporated Class A...................     187,992
            3,685      Western Union Company.......................      67,141
                                                                   ------------
                                                                        876,053
                                                                   ------------

                       Semiconductors & Semiconductor Equipment Industry --
                       3.03%
            1,800      Altera Corporation..........................      61,200
            2,200      Analog Devices Incorporated.................      86,196
            5,900      Applied Materials Incorporated..............      65,903
            1,800      Broadcom Corporation Class A................      62,226
           17,400      Intel Corporation...........................     394,284
            1,000      KLA-Tencor Corporation......................      47,710
            1,800      LSI Corporation.............................      12,438
              450      Lam Research Corporation....................      14,301
            2,200      Micron Technology Incorporated..............      13,156
            2,700      Nvidia Corporation..........................      36,018
            4,800      Texas Instruments...........................     132,288
            1,500      Xilinx Incorporated.........................      50,115
                                                                   ------------
                                                                        975,835
                                                                   ------------

                       Software Industry -- 1.99%
            1,600      Adobe Sys Incorporated......................      51,904
            2,550      CA Incorporated.............................      65,714
              400      Citrix Systems Incorporated.................      30,612
            3,000      Compuware Corporation.......................      29,670
           12,329      Oracle Corporation..........................     387,870
            4,149      Symantec Corporation........................      74,599
                                                                   ------------
                                                                        640,369
                                                                   ------------

                       INFORMATION TECHNOLOGY TOTAL................   6,312,749
                                                                   ------------


                       MATERIALS -- 2.81%
                       Chemicals Industry -- 1.26%
              600      Airgas Incorporated.........................      49,380
            2,600      Praxair Incorporated........................     270,088
            1,500      The Mosaic Company..........................      86,415
                                                                   ------------
                                                                        405,883
                                                                   ------------

                       Construction Materials Industry -- 0.16%
            1,100      Vulcan Material Company.....................      52,030
                                                                   ------------

                             Schedule of Investments
                               September 30, 2012
                                   (Unaudited)


    Quantity           Security                                    Market Value
                       Containers & Packaging Industry -- 1.27%
            5,300      Aptargroup Incorporated.....................     274,063
            1,800      Bemis Company Incorporated..................      56,646
              800      Owens-Illinois Incorporated.................      15,008
            4,200      Sealed Air Corporation......................      64,932
                                                                    -----------
                                                                        410,649
                                                                    -----------

                       Metals & Mining Industry -- 0.12%
              959      Cliffs Natural Resources Incorporated.......      37,526
                                                                    -----------


                       MATERIALS TOTAL.............................     906,088
                                                                   ------------


                       TELECOMMUNICATION SERVICES -- 4.58%
                       Diversified Telecommunication Services Industry --
                       4.23%
           19,790      A T & T Corporation.........................     746,083
              874      Centurylink Incorporated....................      35,310
            2,256      Frontier Communications Corporation.........      11,099
           12,500      Verizon Communications......................     569,625
                                                                   ------------
                                                                      1,362,117
                                                                   ------------

                       Wireless Telecommunication Services Industry -- 0.35%
            1,600      American Tower Corporation..................     114,224
                                                                   ------------


                       TELECOMMUNICATION SERVICES TOTAL............   1,476,341
                                                                   ------------


                       UTILITIES -- 3.37%
                       Electric Utilites Industry -- 0.79%
            6,691      Northeast Utilities.........................     255,805
                                                                   ------------


                       Gas Utilities Industry -- 1.65%
            5,900      Atmos Energy Corporation....................     211,161
            4,300      UGI Corporation.............................     136,525
            4,600      WGL Holdings................................     185,150
                                                                   ------------
                                                                        532,836
                                                                   ------------

                       Multi-Utilities Industry -- 0.32%
            4,800      CenterPoint Energy Incorporated.............     102,240
                                                                   ------------

                             Schedule of Investments
                               September 30, 2012
                                   (Unaudited)


    Quantity           Security                                    Market Value
                       Water Utilities Industry -- 0.61%
            5,324      American Water Works Company................     197,307
                                                                   ------------


                       UTILITIES TOTAL.............................   1,088,188
                                                                   ------------


                       COMMON STOCK TOTAL..........................  32,210,151
                                                                   ------------


                       CASH, RECEIVABLES & LIABILITIES -- 0.11%
                       Cash & Other Assets Less Liabilities........      34,077
                                                                   ------------


                       TOTAL PORTFOLIO.............................  32,244,228
                                                                   ------------